                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
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                         MASSACHUSETTS INVESTORS TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                                  (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.


MASSACHUSETTS INVESTORS TRUST


09/30/06
QUARTERLY PORTFOLIO HOLDINGS


[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MASSACHUSETTS INVESTORS TRUST

PORTFOLIO OF INVESTMENTS (Unaudited) 09/30/2006

ISSUER                                                                           SHARES/PAR         VALUE ($)
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
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AEROSPACE - 3.7%
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Lockheed Martin Corp.                                                             1,024,450      $   88,164,167
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United Technologies Corp.                                                         1,415,730          89,686,495
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                                                                                                 $  177,850,662
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ALCOHOLIC BEVERAGES - 1.2%
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Diageo PLC                                                                        3,296,950      $   58,220,891
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APPAREL MANUFACTURERS - 1.1%
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NIKE, Inc., "B"                                                                     622,280      $   54,524,174
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BIOTECHNOLOGY - 4.0%
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Amgen, Inc. (a)                                                                   1,461,390      $  104,533,227
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Genzyme Corp. (a)                                                                   699,890          47,221,578
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Gilead Sciences, Inc. (a)                                                           581,660          39,960,042
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                                                                                                 $  191,714,847
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BROADCASTING - 2.3%
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News Corp., "A"                                                                   1,527,900      $   30,023,235
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Viacom, Inc., "B" (a)                                                               779,424          28,978,984
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Walt Disney Co.                                                                   1,722,570          53,244,639
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                                                                                                 $  112,246,858
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BROKERAGE & ASSET MANAGERS - 4.7%
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Charles Schwab Corp.                                                              1,966,410      $   35,198,739
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Franklin Resources, Inc.                                                            426,400          45,091,800
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Goldman Sachs Group, Inc.                                                           360,220          60,938,417
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Legg Mason, Inc. (l)                                                                351,849          35,487,490
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Lehman Brothers Holdings, Inc.                                                      723,960          53,471,686
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                                                                                                 $  230,188,132
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BUSINESS SERVICES - 3.1%
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Accenture Ltd., "A"                                                               1,033,990      $   32,787,823
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Amdocs Ltd. (a)                                                                   1,318,230          52,201,908
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CheckFree Corp. (a)                                                                 589,200          24,345,744
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First Data Corp.                                                                  1,031,600          43,327,200
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                                                                                                 $  152,662,675
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CHEMICALS - 2.8%
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3M Co.                                                                              626,250      $   46,605,525
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Monsanto Co.                                                                      1,043,780          49,068,098
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Rohm & Haas Co.                                                                     872,060          41,292,041
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                                                                                                 $  136,965,664
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COMPUTER SOFTWARE - 2.7%
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Adobe Systems, Inc. (a)                                                           1,455,130      $   54,494,618
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Oracle Corp. (a)                                                                  4,408,360          78,204,306
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                                                                                                 $  132,698,924
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COMPUTER SOFTWARE - SYSTEMS - 1.9%
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Apple Computer, Inc. (a)                                                            766,280      $   59,026,548
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Dell, Inc. (a)                                                                    1,444,460          32,991,466
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                                                                                                 $   92,018,014
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CONSUMER GOODS & SERVICES - 5.0%
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Colgate-Palmolive Co.                                                               867,270      $   53,857,467
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Procter & Gamble Co.                                                              1,435,096          88,947,250
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Reckitt Benckiser PLC                                                             2,416,403         100,131,694
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                                                                                                 $  242,936,411
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ELECTRICAL EQUIPMENT - 1.0%
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Rockwell Automation, Inc.                                                            91,500      $    5,316,150
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Tyco International Ltd.                                                           1,482,080          41,483,419
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                                                                                                 $   46,799,569
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ELECTRONICS - 4.2%
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Intel Corp.                                                                       3,185,860      $   65,533,140
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Marvell Technology Group Ltd. (a)                                                 1,904,400          36,888,228
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Samsung Electronics Co. Ltd., GDR                                                   178,416          62,624,016
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SanDisk Corp. (a)                                                                   714,900          38,275,746
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                                                                                                 $  203,321,130
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ENERGY - INDEPENDENT - 1.2%
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EOG Resources, Inc.                                                                 887,290      $   57,718,214
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ENERGY - INTEGRATED - 4.6%
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Exxon Mobil Corp.                                                                 2,398,160      $  160,916,536
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Hess Corp.                                                                        1,487,070          61,594,439
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                                                                                                 $  222,510,975
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FOOD & BEVERAGES - 3.6%
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Coca-Cola Co.                                                                     1,247,770      $   55,750,364
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Nestle S.A                                                                          197,798          68,961,599
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PepsiCo, Inc.                                                                       798,066          52,081,787
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                                                                                                 $  176,793,750
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GAMING & LODGING - 2.1%
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Carnival Corp.                                                                      986,820      $   46,410,145
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International Game Technology                                                       729,500          30,274,250
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Ladbrokes PLC                                                                     3,290,182          23,954,886
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                                                                                                 $  100,639,281
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GENERAL MERCHANDISE - 2.4%
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Federated Department Stores, Inc.                                                   752,200      $   32,502,562
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Kohl's Corp. (a)                                                                    343,580          22,305,214
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Target Corp.                                                                      1,085,840          59,992,660
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                                                                                                 $  114,800,436
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INSURANCE - 7.3%
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Ace Ltd.                                                                            771,130      $   42,203,945
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American International Group, Inc.                                                2,266,692         150,191,012
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Genworth Financial, Inc., "A"                                                     1,604,320          56,167,243
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MetLife, Inc.                                                                     1,194,900          67,726,932
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St. Paul Travelers Cos., Inc.                                                       786,300          36,869,607
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                                                                                                 $  353,158,739
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INTERNET - 0.6%
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Yahoo!, Inc. (a)                                                                  1,143,430      $   28,905,910
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LEISURE & TOYS - 1.1%
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Electronic Arts, Inc. (a)                                                           915,110      $   50,953,325
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MAJOR BANKS - 6.5%
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Bank of America Corp.                                                             2,046,040      $  109,606,363
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Bank of New York Co., Inc.                                                        1,759,980          62,056,895
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JPMorgan Chase & Co.                                                              2,053,910          96,451,614
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Wells Fargo & Co.                                                                 1,364,816          49,379,043
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                                                                                                 $  317,493,915
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MEDICAL EQUIPMENT - 2.8%
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Boston Scientific Corp. (a)                                                       1,311,240      $   19,393,240
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Medtronic, Inc.                                                                   1,207,720          56,086,517
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Zimmer Holdings, Inc. (l)(a)                                                        901,260          60,835,050
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                                                                                                 $  136,314,807
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NETWORK & TELECOM - 2.1%
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Cisco Systems, Inc. (a)                                                           4,478,671      $  103,009,433
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OIL SERVICES - 3.3%
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GlobalSantaFe Corp.                                                               1,023,680      $   51,173,763
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Noble Corp.                                                                         898,500          57,665,730
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Transocean, Inc. (a)                                                                698,350          51,140,171
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                                                                                                 $  159,979,664
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OTHER BANKS & DIVERSIFIED FINANCIALS - 2.9%
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American Express Co.                                                              1,192,440      $   66,872,035
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SLM Corp.                                                                         1,386,190          72,054,156
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                                                                                                 $  138,926,191
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PERSONAL COMPUTERS & PERIPHERALS - 2.0%
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EMC Corp. (a)                                                                     8,207,900      $   98,330,642
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PHARMACEUTICALS - 9.8%
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Abbott Laboratories                                                               1,705,180      $   82,803,541
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Eli Lilly & Co.                                                                   1,151,120          65,613,840
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Johnson & Johnson                                                                 2,457,058         159,561,346
---------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                    399,784          69,116,230
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Teva Pharmaceutical Industries Ltd., ADR                                            614,180          20,937,396
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Wyeth                                                                             1,500,360          76,278,302
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                                                                                                 $  474,310,655
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SPECIALTY CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                       894,730      $   52,932,227
---------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.0%
---------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (l)(a)                                                          1,428,400      $   30,753,452
---------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                     2,677,250          65,137,493
---------------------------------------------------------------------------------------------------------------
                                                                                                 $   95,890,945
---------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------
Embarq Corp. (l)                                                                    144,227      $    6,976,260
---------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                         682,581          38,407,966
---------------------------------------------------------------------------------------------------------------
                                                                                                 $   45,384,226
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TOBACCO - 2.2%
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Altria Group, Inc.                                                                1,378,020      $  105,487,431
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TRUCKING - 0.8%
---------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                         346,040      $   37,607,627
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UTILITIES - ELECTRIC POWER - 1.5%
---------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                       220,460      $   17,246,586
---------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                        670,900          40,616,286
---------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                     324,300          14,593,500
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                                                                                                 $   72,456,372
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    TOTAL COMMON STOCKS                                                                          $4,775,752,716
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SHORT-TERM OBLIGATIONS - 1.1%
---------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                         $49,943,000      $   49,935,564
---------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 0.5%
---------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                 24,831,744      $   24,831,744
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    TOTAL INVESTMENTS                                                                            $4,850,520,024
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OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                              (2,491,898)
---------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                          $4,848,028,126
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(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MASSACHUSETTS INVESTORS TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $4,260,718,166
                                                             ==============
Gross unrealized appreciation                                $  759,121,436
Gross unrealized depreciation                                  (169,319,578)
                                                             --------------
      Net unrealized appreciation (depreciation)             $  589,801,858
                                                             ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.